DISCONTINUED OPERATIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Discontinued Operations and Disposal Groups [Abstract]
SCHEDULE OF DISCONTINUED OPERATIONS

Summary reconciliation of Discontinued Operations	June 30, 2024 (unaudited)	June 30, 2023 (unaudited)
Revenues	$82,592	$516,199
Cost of sales	48,840	306,819
Gross profit	33,752	209,380

Operating expenses
Selling, general, administrative expenses	26,994	83,842
Marketing and e-commerce expenses	60,974	546,349
Royalty expenses	(55,194)	628,112
Total operating expenses	32,774	1,258,303

Operating income (loss)	978	(1,048,923)

Interest expense	4,398	456
Gain on transfer of licensing rights	(1,882,469)	-
Gain on settlement of debt	-	(3,500)
Other (income) expense	(14,722)	7,612
Total other (income) expense	(1,892,793)	4,568

Net income (loss)	$1,893,771	$(1,053,491)
Less: net income (loss) attributable to non-controlling interest	223,844	(122,756)
Net income (loss) attributable to MGO stockholders	$1,669,927	$(930,735)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of June 30, 2024 and December 31, 2023:

	June 30, 2024 (unaudited)	December 31, 2023
Current assets
Cash	$1,843	$98,466
Accounts receivable	-	39,121
Inventories	-	117,531
Other current assets	7,008	7,864
Prepaid expenses	-	4,721
Total current assets	8,851	267,703
Current liabilities
Accounts payable	120,854	115,333
Accrued liabilities	1,762	264,534
Total current liabilities	122,616	379,867

Summary reconciliation of Discontinued Operations	December 31, 2023	December 31, 2022
Revenues	$1,690,949	$1,048,014
Cost of sales	1,044,048	419,573
Gross profit	646,901	628,441

Operating expenses
Selling, general, administrative expenses	250,899	1,336,176
Marketing and e-commerce expenses	988,399	515,673
Royalty expenses	1,269,556	1,273,105
Total operating expenses	2,508,854	3,125,451

Operating income (loss)	(1,861,953)	(2,497,513)

Interest expense	456	13,181
Gain on settlement of debt	(3,500)	-
Other expense	27,930	2,161
Total other expense	24,886	15,342

Net income (loss)	$(1,886,839)	$(2,512,855)
Less: net income (loss) attributable to non-controlling interest	(227,061)	(294,411)
Net income (loss) attributable to MGO stockholders	$(1,659,778)	$(2,217,444)

The following table presents a reconciliation of the carrying amounts of major classes of assets and liabilities of the Company classified as discontinued operations as of December 31, 2023 and 2022:

	December 31, 2023	December 31, 2022
Current assets
Cash	$98,466	$81,677
Accounts receivable	39,121	101,837
Inventories	117,531	69,546
Other current assets	7,864	7,864
Prepaid royalties		147,769
Prepaid expenses	4,721	-
Total current assets	267,703	408,693
Current liabilities
Accounts payable	115,333	684,466
Accrued liabilities	264,534	802,251
Current portion of loan payable	-	138,840
Total current liabilities	379,867	1,625,557